Significant Accounting Policies (Schedule of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2017
Italian subsidiaries [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (Years)	20
Spanish subsidiaries [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (Years)	25
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	6-33
Mainly %	33
Photovoltaic plants in Spain [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	4
Mainly %	4
Photovoltaic plants in Italy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	5
Mainly %	5
Anaerobic digestion plants in the Netherlands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	8
Mainly %	8
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	Over the shorter of the lease period or the life of the asset
Mainly %	7
anaerobic digestion plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (Years)	12